Note 21 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Income	$ 7,863,000	$ 6,404,000
Depreciation expense	437,000	344,000
Amortization of subordinated debt issuance costs	34,000	34,000
Stock-based compensation expense	511,000	433,000
Net cash provided by operating activities	(12,238,000)	(37,361,000)
Investing Activities
Net cash used in investing activities	(218,007,000)	(33,729,000)
Dividends paid	(1,018,000)	(839,000)
Purchase of treasury stock	(49,000)	(25,000)
Proceeds from the exercise of stock options	261,000	87,000
Net cash used in financing activities	223,433,000	47,882,000
Net Increase (Decrease) in Cash and Cash Equivalents	(6,812,000)	(23,208,000)
Cash and Cash Equivalents – Beginning of Year	10,705,000	33,913,000
Cash and Cash Equivalents – End of Year	3,893,000	10,705,000
Stock for Capital Raise [Member]
Investing Activities
Proceeds from the reissuance of treasury stock	2,383,000	0
Parent Company [Member]
Net Income	7,863,000	6,404,000
Undistributed net income in subsidiary	(8,207,000)	(5,777,000)
Depreciation expense	53,000	54,000
Amortization of subordinated debt issuance costs	34,000	34,000
Stock-based compensation expense	511,000	324,000
(Increase) decrease in other assets	(62,000)
Net cash provided by operating activities	192,000	1,039,000
Investing Activities
Purchase of property and equipment	(12,000)	(15,000)
Net cash used in investing activities	(12,000)	(15,000)
Dividends paid	(1,018,000)	(839,000)
Additional Paid-in Capital	(2,250,000)	0
Purchase of treasury stock	(49,000)	(25,000)
Proceeds from the exercise of stock options	262,000	87,000
Net cash used in financing activities	(572,000)	(681,000)
Net Increase (Decrease) in Cash and Cash Equivalents	(392,000)	343,000
Cash and Cash Equivalents – Beginning of Year	676,000	333,000
Cash and Cash Equivalents – End of Year	284,000	676,000
Parent Company [Member] | The 401(k) Plan [Member]
Investing Activities
Proceeds from the reissuance of treasury stock	100,000	96,000
Parent Company [Member] | Stock for Capital Raise [Member]
Investing Activities
Proceeds from the reissuance of treasury stock	$ 2,383,000	$ 0